Commitments	12 Months Ended
Dec. 31, 2018
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Commitments

20. Commitments

The Company has various operating lease commitments, including commitments for annual basic premises rent under long-term leases and equipment and vehicle operating leases. The Company also has purchase obligations for cloud services, software support, and equipment. Depending on the agreement, the Company may enter into renewal options or escalation clauses.

The Company’s commitments including future minimum lease payments payable under noncancellable operating leases as at December 31, 2018, are as follows:

$

Within one year	252.3
After one year but not more than five years	638.5
More than five years	400.0

Total commitments	1,290.8

Variable payments and non-lease elements	(320.3)
Purchase obligations	(68.0)

Total minimum lease payments	902.5

The premises rental expense for the year ended December 31, 2018, was $181.7 (2017 – $178.1).

Sublease rental income for the year ended December 31, 2018, was $7.2 (2017 – $7.4). Future minimum sublease payments expected to be received under noncancellable sublease agreements as at December 31, 2018, are $19.2 (2017 – $16.8).